John Hancock
New Opportunities Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 97.8%		$283,296,263
(Cost $241,724,161)
Communication services 0.0%		476
Media 0.0%
Media General, Inc. (A)(B)	5,000	476
Consumer discretionary 12.9%		37,327,024
Auto components 2.7%
Dorman Products, Inc. (B)	34,021	2,378,748
Fox Factory Holding Corp. (B)	77,529	5,590,616
Distributors 1.6%
Pool Corp.	16,910	4,549,128
Diversified consumer services 2.4%
Grand Canyon Education, Inc. (B)	71,943	7,020,917
Hotels, restaurants and leisure 1.9%
Churchill Downs, Inc.	29,030	3,851,410
Chuy's Holdings, Inc. (B)	102,933	1,645,899
Multiline retail 1.1%
Ollie's Bargain Outlet Holdings, Inc. (B)	35,506	3,247,024
Specialty retail 2.6%
Five Below, Inc. (B)	46,356	4,851,155
Lithia Motors, Inc., Class A	21,254	2,563,020
Textiles, apparel and luxury goods 0.6%
Oxford Industries, Inc.	38,224	1,629,107
Consumer staples 1.3%		3,672,798
Food and staples retailing 1.3%
Performance Food Group Company (B)	76,031	2,026,226
PriceSmart, Inc.	30,279	1,646,572
Financials 6.0%		17,508,938
Banks 2.5%
Ameris Bancorp	107,628	2,607,826
Atlantic Union Bankshares Corp.	79,452	1,839,314
Pinnacle Financial Partners, Inc.	73,664	2,935,510
Capital markets 2.4%
Houlihan Lokey, Inc.	82,192	4,970,972
Stifel Financial Corp.	39,374	1,878,534
Consumer finance 0.7%
Encore Capital Group, Inc. (B)	68,088	2,163,156
Diversified financial services 0.0%
NewStar Financial, Inc. (A)(B)	16,196	3,911
Insurance 0.4%
Heritage Insurance Holdings, Inc.	88,494	1,109,715
Health care 34.9%		101,045,315
Biotechnology 10.7%
Aimmune Therapeutics, Inc. (B)	169,478	2,815,030
Amicus Therapeutics, Inc. (B)	299,513	3,736,425
Arena Pharmaceuticals, Inc. (B)	73,291	4,380,603
Biohaven Pharmaceutical Holding Company, Ltd. (B)	71,553	4,469,916
Global Blood Therapeutics, Inc. (B)	52,241	3,652,691
Oyster Point Pharma, Inc. (B)	86,046	2,448,869
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Retrophin, Inc. (B)	191,141	$2,998,047
Veracyte, Inc. (B)	125,468	3,129,172
Vericel Corp. (B)	242,753	3,490,788
Health care equipment and supplies 10.7%
AtriCure, Inc. (B)	94,674	4,526,364
Cardiovascular Systems, Inc. (B)	101,457	3,928,415
CryoLife, Inc. (B)	69,851	1,587,713
Globus Medical, Inc., Class A (B)	62,856	3,435,080
Haemonetics Corp. (B)	22,100	2,423,928
ICU Medical, Inc. (B)	18,755	3,743,873
Integra LifeSciences Holdings Corp. (B)	67,014	3,492,100
Quidel Corp. (B)	25,570	4,474,750
Wright Medical Group NV (B)	118,646	3,505,989
Health care providers and services 3.1%
Acadia Healthcare Company, Inc. (B)	49,413	1,413,706
HealthEquity, Inc. (B)	61,390	3,804,338
LHC Group, Inc. (B)	23,508	3,820,285
MedCath Corp. (A)(B)	4,104	2,052
Health care technology 1.0%
HMS Holdings Corp. (B)	89,688	2,801,853
Life sciences tools and services 2.0%
Syneos Health, Inc. (B)	92,886	5,665,117
Pharmaceuticals 7.4%
Catalent, Inc. (B)	100,700	7,827,411
GW Pharmaceuticals PLC, ADR (B)	31,024	3,808,196
Horizon Therapeutics PLC (B)	83,820	4,252,189
Supernus Pharmaceuticals, Inc. (B)	99,679	2,404,257
Zogenix, Inc. (B)	103,198	3,006,158
Industrials 15.9%		46,022,605
Aerospace and defense 0.7%
AAR Corp.	102,782	2,073,113
Building products 0.3%
JELD-WEN Holding, Inc. (B)	62,266	848,686
Commercial services and supplies 1.9%
Ritchie Brothers Auctioneers, Inc.	126,047	5,454,054
Construction and engineering 0.4%
Dycom Industries, Inc. (B)	25,583	1,077,044
Electrical equipment 0.6%
Thermon Group Holdings, Inc. (B)	112,272	1,799,720
Machinery 6.6%
Alamo Group, Inc.	24,791	2,561,406
Helios Technologies, Inc.	42,655	1,525,769
John Bean Technologies Corp.	34,950	2,871,143
RBC Bearings, Inc. (B)	33,273	4,679,847
The Shyft Group, Inc.	253,522	4,330,156
Woodward, Inc.	45,712	3,134,929
Professional services 2.5%
Exponent, Inc.	66,400	4,929,536
Forrester Research, Inc. (B)	76,360	2,397,704
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Industrials (continued)
Road and rail 0.9%
Knight-Swift Transportation Holdings, Inc.	60,774	$2,528,806
Trading companies and distributors 2.0%
SiteOne Landscape Supply, Inc. (B)	54,658	5,810,692
Information technology 18.2%		52,724,460
Electronic equipment, instruments and components 1.1%
Rogers Corp. (B)	29,838	3,230,262
IT services 2.4%
CACI International, Inc., Class A (B)	16,168	4,054,611
Virtusa Corp. (B)	95,897	2,883,623
Semiconductors and semiconductor equipment 4.9%
Cabot Microelectronics Corp.	19,477	2,821,438
Entegris, Inc.	60,428	3,618,429
MACOM Technology Solutions Holdings, Inc. (B)	79,243	2,515,965
Power Integrations, Inc.	27,080	2,934,118
Silicon Laboratories, Inc. (B)	24,715	2,314,807
Software 9.8%
Bottomline Technologies DE, Inc. (B)	48,179	2,437,857
HubSpot, Inc. (B)	36,316	7,261,021
Mimecast, Ltd. (B)	127,676	5,334,303
Paylocity Holding Corp. (B)	45,217	5,878,436
Rapid7, Inc. (B)	89,460	4,373,699
The Descartes Systems Group, Inc. (B)	64,423	3,065,891
Materials 3.6%		10,451,072
Chemicals 3.6%
Balchem Corp.	39,811	4,006,977
PolyOne Corp.	143,746	3,562,026
Quaker Chemical Corp.	16,869	2,882,069
Real estate 5.0%		14,543,575
Equity real estate investment trusts 5.0%
Easterly Government Properties, Inc.	128,220	3,214,475
QTS Realty Trust, Inc., Class A	95,288	6,536,757
STAG Industrial, Inc.	178,154	4,792,343

	Yield (%)	Shares	Value
Short-term investments 1.3%			$3,575,417
(Cost $3,575,417)
Short-term funds 1.3%			3,575,417
State Street Institutional Treasury Money Market Fund, Premier Class	0.1229(C)	3,575,417	3,575,417

Total investments (Cost $245,299,578) 99.1%	$286,871,680
Other assets and liabilities, net 0.9%	2,733,876
Total net assets 100.0%	$289,605,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 5-31-20.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$476	—	—	$476
Consumer discretionary	37,327,024	$37,327,024	—	—
Consumer staples	3,672,798	3,672,798	—	—
Financials	17,508,938	17,505,027	—	3,911
Health care	101,045,315	101,043,263	—	2,052
Industrials	46,022,605	46,022,605	—	—
Information technology	52,724,460	52,724,460	—	—
Materials	10,451,072	10,451,072	—	—
Real estate	14,543,575	14,543,575	—	—
Short-term investments	3,575,417	3,575,417	—	—
Total investments in securities	$286,871,680	$286,865,241	—	$6,439
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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